DAY HAGAN SMART VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 97.1%
	ASSET MANAGEMENT - 2.1%
641	BlackRock, Inc.	$ 414,400

	BANKING - 6.6%
18,224	Bank of America Corporation	498,973
4,693	Bank of Montreal	395,948
6,946	Toronto-Dominion Bank (The)	418,566
		1,313,487
	BIOTECH & PHARMA - 7.5%
2,053	Amgen, Inc.	551,764
5,400	Bristol-Myers Squibb Company	313,416
3,600	Zoetis, Inc.	626,328
		1,491,508
	CHEMICALS - 1.7%
4,833	International Flavors & Fragrances, Inc.	329,466

	COMMERCIAL SUPPORT SERVICES - 3.2%
4,244	ManpowerGroup, Inc.	311,170
4,492	Robert Half International, Inc.	329,174
		640,344
	CONSTRUCTION MATERIALS - 4.2%
6,184	Owens Corning	843,559

	ELECTRIC UTILITIES - 1.5%
8,699	OGE Energy Corporation	289,938

	FOOD - 5.6%
14,356	Conagra Brands, Inc.	393,642
17,500	Flowers Foods, Inc.	388,150
8,800	Hormel Foods Corporation	334,664
		1,116,456
	GAS & WATER UTILITIES - 1.7%
5,160	ONE Gas, Inc.	352,325

DAY HAGAN SMART VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 97.1% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.6%
1,454	Cigna Group (The)	$ 415,946
4,300	CVS Health Corporation	300,226
		716,172
	HOME CONSTRUCTION - 2.4%
8,833	Masco Corporation	472,124

	HOUSEHOLD PRODUCTS - 4.1%
5,730	Colgate-Palmolive Company	407,460
3,400	Kimberly-Clark Corporation	410,890
		818,350
	INSTITUTIONAL FINANCIAL SERVICES - 11.4%
9,467	Bank of New York Mellon Corporation (The)	403,768
1,500	Goldman Sachs Group, Inc. (The)	485,355
3,379	Intercontinental Exchange, Inc.	371,758
5,716	Morgan Stanley	466,826
8,923	SEI Investments Company	537,432
		2,265,139
	LEISURE PRODUCTS - 3.6%
3,906	Brunswick Corporation	308,574
6,160	Hasbro, Inc.	407,422
		715,996
	OIL & GAS PRODUCERS - 6.7%
17,000	Coterra Energy, Inc.	459,850
3,000	Diamondback Energy, Inc.	464,640
12,150	Enbridge, Inc.	403,258
		1,327,748
	RETAIL - DISCRETIONARY - 7.3%
1,343	Home Depot, Inc. (The)	405,801
2,782	Lowe's Companies, Inc.	578,211
2,400	Tractor Supply Company	487,320
		1,471,332
	SELF-STORAGE REIT - 3.7%
9,348	CubeSmart	356,439

DAY HAGAN SMART VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 97.1% (Continued)
	SELF-STORAGE REIT - 3.7% (Continued)
1,461	Public Storage	$ 385,003
		741,442
	TECHNOLOGY SERVICES - 5.7%
3,580	Amdocs Ltd.	302,474
5,078	Fidelity National Information Services, Inc.	280,661
3,900	International Business Machines Corporation	547,170
		1,130,305
	TELECOMMUNICATIONS - 6.1%
10,900	BCE, Inc.	416,053
26,317	TELUS Corporation	430,020
11,400	Verizon Communications, Inc.	369,474
		1,215,547
	TRANSPORTATION & LOGISTICS - 8.4%
2,958	FedEx Corporation	783,633
2,375	Landstar System, Inc.	420,233
3,060	United Parcel Service, Inc., Class B	476,962
		1,680,828

	TOTAL COMMON STOCKS (Cost $20,025,534)	19,346,466

	TOTAL INVESTMENTS - 97.1% (Cost $20,025,534)	$ 19,346,466
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.9%	580,665
	NET ASSETS - 100.0%	$ 19,927,131

LTD	- Limited Company
REIT	- Real Estate Investment Trust